T. ROWE PRICE Institutional High Yield Fund
February 28, 2026 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  3.5% (1)
Broadcasting  0.2%
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.132%, 11/30/29  2,133 2,065
Townsquare Media, FRN, 6M TSFR
+ 5.00%, 8.587%, 2/19/30  2,507 1,855
3,920
Cable Operators  0.4%
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 6.45%, 4/15/27  2,741 2,364
Radiate Holdco, FRN, 1M TSFR +
3.50%, 8.787%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (2) 4,109 3,558
Radiate Holdco, FRN, 1M TSFR +
4.00%, 4.587%, 6/26/29 (3)(4) 666 664
6,586
Financial  0.4%
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.422%, 5/6/32  6,109 6,052
6,052
Health Care  0.5%
Hopper Merger Sub, FRN, 1/5/34 (3)
(5) 8,510 8,425
8,425
Information Technology  1.1%
Central Parent, FRN, 3M TSFR +
3.25%, 6.922%, 7/6/29  790 494
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.423%, 11/22/32  5,831 5,598
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 8.672%,
5/9/33  4,947 3,686
X, 9.50%, 10/26/29  6,520 6,836
X.AI, 12.50%, 6/28/30  1,135 1,285
17,899
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.787%, 3/11/30
(1.00% PIK and 1M TSFR + 3.00%
Cash) (2) 1,170 1,125
1,125
Satellites  0.2%
Vantor Holdings, FRN, 1M TSFR +
4.50%, 2/28/33 (5) 4,265 4,201
4,201
Utilities  0.3%
MacLean, 1/22/33 (3)(5) 5,035 4,985
4,985
Wireless Communications  0.3%
Asurion, FRN, 1M TSFR + 5.25%,
9.037%, 1/20/29  5,933 5,929
5,929
Total Bank Loans (Cost $61,340) 59,122
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (3)
(6)(7) — —
—
Health Care  0.2%
Bausch + Lomb (7)(8) 148 2,709
2,709
Total Common Stocks (Cost
$2,999) 2,709
CONVERTIBLE BONDS  0.2%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  1,745 1,917
1,917
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  1,960 1,525
1,525
Total Convertible Bonds (Cost
$3,483) 3,442
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27 (8) 36 2,613
2,613
Electric Utilities  0.2%
Southern, Series A, 7.125%,
12/15/28 (8) 51 2,707
2,707
Financial  0.1%
Ares Management, Series B, 6.75%,
10/1/27  63 2,387
2,387
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (3)(7)(9) 8 —
—
Insurance  0.2%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $4,000 (3)(7)(9) 166 4,000
4,000
Total Convertible Preferred Stocks
(Cost $11,193) 11,707
CORPORATE BONDS  91.6%
Aerospace & Defense  2.5%
TransDigm, 6.00%, 1/15/33 (6) 2,635 2,683
TransDigm, 6.125%, 7/31/34 (6) 5,190 5,272

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 6.25%, 1/31/34 (6) 1,565 1,618
TransDigm, 6.375%, 5/31/33 (6) 4,095 4,183
TransDigm, 6.625%, 3/1/32 (6) 5,995 6,209
TransDigm, 6.75%, 1/31/34 (6) 5,120 5,316
TransDigm, 6.875%, 12/15/30 (6) 11,445 11,910
TransDigm, 7.125%, 12/1/31 (6) 4,674 4,898
42,089
Automotive  3.7%
Adient Global Holdings, 8.25%,
4/15/31 (6) 5,855 6,118
Advance Auto Parts, 7.00%,
8/1/30 (6) 5,475 5,613
Advance Auto Parts, 7.375%,
8/1/33 (6) 4,395 4,504
Belron U.K. Finance, 5.75%,
10/15/29 (6) 2,130 2,178
Benteler International, 7.25%,
6/15/31 (EUR)  815 1,028
Clarios Global, 6.75%, 9/15/32 (6) 5,155 5,351
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  4,049 5,076
Nissan Motor, 7.50%, 7/17/30 (6) 1,675 1,768
Nissan Motor, 7.75%, 7/17/32 (6) 1,675 1,789
Nissan Motor, 8.125%, 7/17/35 (6) 2,070 2,256
Nissan Motor Acceptance, 6.125%,
9/30/30 (6) 3,415 3,423
Nissan Motor Acceptance, 7.05%,
9/15/28 (6) 1,550 1,610
Rivian Holdings, 10.00%, 1/15/31 (6)
(8) 13,940 13,188
Wand NewCo 3, 7.625%, 1/30/32 (6) 5,260 5,484
ZF North America Capital, 7.50%,
3/24/31 (6) 3,230 3,327
62,713
Beverages  0.1%
Primo Water Holdings, 6.25%,
4/1/29 (6) 2,005 2,005
2,005
Broadcasting  5.9%
Clear Channel Outdoor Holdings,
7.125%, 2/15/31 (6) 2,215 2,340
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (6)(8) 3,470 3,495
Clear Channel Outdoor Holdings,
7.50%, 3/15/33 (6) 2,210 2,386
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (6) 5,405 5,450
CMG Media, 8.875%, 6/18/29 (6)(8) 6,740 5,919
Discovery Global Holdings, 4.279%,
3/15/32  2,925 2,687
Discovery Global Holdings, 5.05%,
3/15/42  7,525 5,287
E.W. Scripps, 9.875%, 8/15/30 (6) 4,355 4,401
Gray Media, 5.375%, 11/15/31 (6) 2,736 2,162
Gray Media, 9.625%, 7/15/32 (6) 4,175 4,338
iHeartCommunications, 9.125%,
5/1/29 (6) 3,640 3,239
Par/Shares $ Value
(Amounts in 000s)
‡
Lamar Media, 4.00%, 2/15/30  463 449
Lamar Media, 4.875%, 1/15/29  4,212 4,205
Neptune Bidco U.S., 9.29%,
4/15/29 (6) 7,889 7,913
Neptune Bidco U.S., 9.50%,
2/15/33 (6) 4,260 4,175
Neptune Bidco U.S., 10.375%,
5/15/31 (6) 9,480 9,570
Sirius XM Radio, 4.00%, 7/15/28 (6) 5,050 4,931
Sirius XM Radio, 5.875%, 4/15/32 (6) 8,490 8,465
Stagwell Global, 5.625%, 8/15/29 (6) 6,100 5,614
Univision Communications, 8.50%,
7/31/31 (6) 8,035 8,256
Univision Communications, 9.375%,
8/1/32 (6) 5,025 5,313
100,595
Building & Real Estate  1.3%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (6) 4,415 4,431
Howard Hughes, 4.125%, 2/1/29 (6) 4,335 4,198
Howard Hughes, 4.375%, 2/1/31 (6) 2,325 2,211
Howard Hughes, 5.875%, 3/1/32 (6) 3,400 3,398
Howard Hughes, 6.125%, 3/1/34 (6) 4,713 4,703
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP)  2,140 2,915
21,856
Building Products  2.3%
Advanced Drainage Systems,
6.375%, 6/15/30 (6) 3,765 3,832
Builders FirstSource, 6.375%,
6/15/32 (6) 1,581 1,626
Builders FirstSource, 6.375%,
3/1/34 (6) 2,570 2,645
Builders FirstSource, 6.75%,
5/15/35 (6) 1,710 1,786
CP Atlas Buyer, 9.75%, 7/15/30 (6) 3,260 3,261
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (6) 4,275 4,312
New Enterprise Stone & Lime,
5.25%, 7/15/28 (6) 3,790 3,786
Quikrete Holdings, 6.375%,
3/1/32 (6) 8,280 8,607
Quikrete Holdings, 6.75%, 3/1/33 (6) 8,196 8,518
38,373
Cable Operators  5.9%
C&W Senior Finance, 9.00%,
1/15/33 (6) 2,780 2,882
CCO Holdings, 4.50%, 6/1/33 (6) 6,880 6,146
CCO Holdings, 4.75%, 2/1/32 (6)(8) 3,095 2,876
CCO Holdings, 7.00%, 2/1/33 (6) 5,965 6,100
CCO Holdings, 7.375%, 3/1/31 (6) 10,045 10,365
CCO Holdings, 7.375%, 2/1/36 (6) 2,550 2,588
Charter Communications Operating,
6.484%, 10/23/45  2,615 2,487
CSC Holdings, 6.50%, 2/1/29 (6) 3,810 2,405
CSC Holdings, 7.50%, 4/1/28 (6) 4,730 2,659
CSC Holdings, 11.25%, 5/15/28 (6) 2,450 1,941

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 11.75%, 1/31/29 (6) 6,070 4,326
Directv Financing, 10.00%,
2/15/31 (6) 6,915 7,073
DISH DBS, 5.25%, 12/1/26 (6) 2,575 2,502
DISH DBS, 5.75%, 12/1/28 (6) 6,827 6,612
DISH DBS, 7.375%, 7/1/28  2,820 2,727
DISH Network, 11.75%, 11/15/27 (6) 2,765 2,856
EchoStar, 10.75%, 11/30/29  13,735 15,001
Midcontinent Communications,
8.00%, 8/15/32 (6) 3,480 3,273
Sable International Finance, 7.125%,
10/15/32 (6) 5,200 5,283
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (6) 7,845 6,976
VZ Secured Financing, 7.50%,
1/15/33 (6) 2,530 2,485
99,563
Chemicals  3.7%
Avient, 6.25%, 11/1/31 (6) 1,755 1,812
Avient, 7.125%, 8/1/30 (6) 6,193 6,380
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (6) 1,925 2,024
Celanese U.S. Holdings, 7.00%,
2/15/31  1,695 1,747
Celanese U.S. Holdings, 7.05%,
11/15/30  1,560 1,666
Celanese U.S. Holdings, 7.20%,
11/15/33  7,650 8,224
CVR Partners, 6.125%, 6/15/28 (6) 7,854 7,847
GPD, 12.50%, 12/31/29, (10.125%-
12.50% Cash or up to 2.375%
PIK) (2)(6) 13 7
Methanex, 5.25%, 12/15/29  1,585 1,597
Methanex, 5.65%, 12/1/44  1,310 1,191
Methanex U.S. Operations, 6.25%,
3/15/32 (6) 2,000 2,070
Qnity Electronics, 5.75%, 8/15/32 (6) 2,840 2,906
Qnity Electronics, 6.25%, 8/15/33 (6) 1,220 1,268
Windsor Holdings III, 8.50%,
6/15/30 (6) 6,250 6,556
WR Grace Holdings, 5.625%,
8/15/29 (6) 3,665 3,511
WR Grace Holdings, 6.625%,
8/15/32 (6) 4,660 4,710
WR Grace Holdings, 7.00%,
8/1/33 (6) 6,585 6,699
WR Grace Holdings, 7.375%,
3/1/31 (6) 1,711 1,755
61,970
Consumer Products  0.6%
Newell Brands, 6.375%, 5/15/30 (8) 4,305 4,319
Newell Brands, 6.625%, 5/15/32  460 460
Newell Brands, 8.50%, 6/1/28 (6) 3,819 4,019
Under Armour, 7.25%, 7/15/30 (6) 1,955 2,026
10,824
Container  0.4%
Sealed Air, 5.00%, 4/15/29 (6) 1,535 1,548
Par/Shares $ Value
(Amounts in 000s)
‡
Sealed Air, 6.125%, 2/1/28 (6) 1,740 1,765
Trident TPI Holdings, 12.75%,
12/31/28 (6) 1,605 1,647
Trivium Packaging Finance, 8.25%,
7/15/30 (6) 1,035 1,108
6,068
Energy  12.3%
Aethon III, 10.077%, 1/10/27,
Acquisition Date: 9/5/25,
Cost $3,811 (3)(9) 3,830 3,801
Aethon United BR, 7.50%,
10/1/29 (6) 4,068 4,282
AmeriGas Partners, 9.375%,
6/1/28 (6) 2,472 2,553
AmeriGas Partners, 9.50%,
6/1/30 (6) 2,295 2,458
Breakwater Energy Holdings, 9.25%,
11/15/30 (6) 3,400 3,611
Comstock Resources, 5.875%,
1/15/30 (6) 3,400 3,278
Comstock Resources, 6.75%,
3/1/29 (6) 5,910 5,892
Crescent Energy Finance, 7.375%,
1/15/33 (6) 8,763 8,709
Crescent Energy Finance, 7.625%,
4/1/32 (6) 6,890 6,963
Crescent Energy Finance, 9.25%,
2/15/28 (6) 2,241 2,301
Gulfport Energy Operating, 6.75%,
9/1/29 (6) 2,955 3,061
Hilcorp Energy I, 6.00%, 2/1/31 (6) 2,505 2,443
Hilcorp Energy I, 6.25%, 4/15/32 (6) 2,596 2,528
Hilcorp Energy I, 7.25%, 2/15/35 (6) 7,690 7,621
Hilcorp Energy I, 8.375%, 11/1/33 (6) 6,365 6,710
Kinetik Holdings, 5.875%, 6/15/30 (6) 5,730 5,804
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (6) 3,505 3,670
Matador Resources, 6.00%,
4/15/34 (6) 3,395 3,399
Matador Resources, 6.50%,
4/15/32 (6) 2,330 2,380
NGL Energy Operating, 8.125%,
2/15/29 (6) 1,895 1,965
NGL Energy Operating, 8.375%,
2/15/32 (6) 7,755 8,136
Permian Resources Operating,
6.25%, 2/1/33 (6) 3,040 3,142
Permian Resources Operating,
7.00%, 1/15/32 (6) 3,080 3,232
Permian Resources Operating,
9.875%, 7/15/31 (6) 1,993 2,132
Range Resources, 4.75%,
2/15/30 (6) 1,710 1,693
Seadrill Finance, 8.375%, 8/1/30 (6) 6,652 6,976
SM Energy, 8.375%, 7/1/28 (6) 1,625 1,679
SM Energy, 8.625%, 11/1/30 (6) 4,590 4,858
SM Energy, 8.75%, 7/1/31 (6) 2,400 2,516
SM Energy, 9.625%, 6/15/33 (6) 3,280 3,626

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (10) 3,905 4,144
Sunoco, 7.00%, 5/1/29 (6) 1,585 1,645
Sunoco, 7.25%, 5/1/32 (6) 5,788 6,114
Sunoco, VR, 7.875% (6)(10)(11) 7,570 7,847
Tallgrass Energy Partners, 6.00%,
12/31/30 (6) 4,205 4,261
Tallgrass Energy Partners, 6.00%,
9/1/31 (6) 4,065 4,106
Tallgrass Energy Partners, 7.375%,
2/15/29 (6) 3,440 3,566
Transocean Aquila, 8.00%,
9/30/28 (6) 1,218 1,249
Transocean International, 6.80%,
3/15/38  1,010 979
Transocean International, 7.875%,
10/15/32 (6) 1,900 2,038
Transocean International, 8.25%,
5/15/29 (6) 1,420 1,478
Transocean International, 8.50%,
5/15/31 (6)(8) 1,800 1,904
Transocean International, 8.75%,
2/15/30 (6) 6,534 6,831
Valaris, 8.375%, 4/30/30 (6) 2,410 2,527
Venture Global LNG, 9.875%,
2/1/32 (6) 2,825 2,994
Venture Global LNG, VR, 9.00% (6)
(10)(11) 14,100 12,327
Venture Global Plaquemines LNG,
6.50%, 1/15/34 (6) 5,810 6,115
Venture Global Plaquemines LNG,
6.75%, 1/15/36 (6) 3,250 3,465
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (6) 1,420 1,576
Venture Global Plaquemines LNG,
7.75%, 5/1/35 (6) 3,680 4,176
Vermilion Energy, 6.875%, 5/1/30 (6) 3,550 3,586
WBI Operating, 6.25%, 10/15/30 (6) 1,700 1,731
WBI Operating, 6.50%, 10/15/33 (6) 1,700 1,727
207,805
Entertainment & Leisure  3.0%
Carnival, 6.125%, 2/15/33 (6) 3,260 3,374
Churchill Downs, 5.75%, 4/1/30 (6) 3,135 3,160
Cinemark USA, 5.25%, 7/15/28 (6) 3,440 3,440
Cinemark USA, 7.00%, 8/1/32 (6) 5,160 5,373
Motion Finco, 8.375%, 2/15/32 (6) 2,805 2,246
NCL, 6.75%, 2/1/32 (6) 3,535 3,637
NCL, 7.75%, 2/15/29 (6) 2,610 2,787
NCL Finance, 6.125%, 3/15/28 (6) 1,355 1,390
Royal Caribbean Cruises, 6.00%,
2/1/33 (6) 3,535 3,660
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (6) 6,275 6,088
Six Flags Entertainment, 5.25%,
7/15/29  2,821 2,712
Six Flags Entertainment, 6.625%,
5/1/32 (6) 1,820 1,851
Par/Shares $ Value
(Amounts in 000s)
‡
Six Flags Entertainment, 7.25%,
5/15/31 (6)(8) 7,940 7,798
Six Flags Entertainment Corp.,
8.625%, 1/15/32 (6)(8) 3,065 3,100
50,616
Financial  10.2%
Acrisure, 7.50%, 11/6/30 (6) 5,970 6,076
Acrisure, 8.25%, 2/1/29 (6) 2,715 2,721
Acrisure, 8.50%, 6/15/29 (6) 4,305 4,302
Alliant Holdings Intermediate,
5.875%, 11/1/29 (6) 2,115 2,067
Alliant Holdings Intermediate, 7.00%,
1/15/31 (6) 10,078 10,239
Alliant Holdings Intermediate,
7.375%, 10/1/32 (6)(8) 4,340 4,305
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (6)(8) 3,845 3,828
Blackstone Mortgage Trust, 7.75%,
12/1/29 (6) 1,030 1,099
Cobra AcquisitionCo, 6.375%,
11/1/29 (6) 3,525 3,057
Cobra AcquisitionCo, 12.25%,
11/1/29 (6) 2,425 2,473
Focus Financial Partners, 6.75%,
9/15/31 (6) 2,558 2,556
HUB International, 7.25%, 6/15/30 (6) 5,935 6,121
HUB International, 7.375%,
1/31/32 (6) 6,125 6,249
Jane Street Group, 6.125%,
11/1/32 (6) 7,515 7,539
Jane Street Group, 6.75%, 5/1/33 (6) 9,675 9,926
Jane Street Group, 7.125%,
4/30/31 (6) 5,731 5,937
Jerrold Finco, 7.50%, 6/15/31
(GBP) (6) 1,200 1,669
Jones Deslauriers Insurance
Management, 6.875%, 10/1/33 (6)(8) 2,555 2,378
Jones Deslauriers Insurance
Management, 7.25%, 10/1/33
(CAD) (6) 1,990 1,433
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (6) 4,600 4,773
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (6) 3,145 3,058
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (6) 8,720 8,670
Navient, 5.625%, 8/1/33  8,702 7,150
Navient, 7.875%, 6/15/32 (8) 3,275 3,048
Navient, 9.375%, 7/25/30  10,055 10,177
Navient, 11.50%, 3/15/31  3,930 4,171
OneMain Finance, 6.125%, 5/15/30  1,635 1,641
OneMain Finance, 6.75%, 9/15/33  2,575 2,556
OneMain Finance, 7.125%, 11/15/31  2,580 2,640
OneMain Finance, 7.50%, 5/15/31  4,770 4,925
Panther Escrow Issuer, 7.125%,
6/1/31 (6) 5,745 5,844
PennyMac Financial Services,
6.875%, 2/15/33 (6) 2,418 2,421

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PennyMac Financial Services,
7.125%, 11/15/30 (6) 4,230 4,348
PennyMac Financial Services,
7.875%, 12/15/29 (6) 3,752 3,937
PROG Holdings, 6.00%, 11/15/29 (6) 5,195 5,100
Rocket, 6.125%, 8/1/30 (6) 2,280 2,338
Rocket, 6.375%, 8/1/33 (6) 2,365 2,446
USI, 7.50%, 1/15/32 (6) 2,980 3,061
UWM Holdings, 6.25%, 3/15/31 (6) 3,135 3,024
UWM Holdings, 6.625%, 2/1/30 (6) 3,495 3,468
172,771
Food  0.7%
Chobani, 7.625%, 7/1/29 (6) 3,260 3,397
Chobani Holdco II, 8.75%, 10/1/29,
(8.75% Cash or 9.5% PIK) (2)(6) 2,114 2,186
Darling Ingredients, 6.00%,
6/15/30 (6) 4,070 4,124
Post Holdings, 6.25%, 2/15/32 (6) 2,020 2,078
11,785
Forest Products  0.4%
Cascades, 5.375%, 1/15/28 (6) 2,645 2,640
Graphic Packaging International,
3.75%, 2/1/30 (6)(8) 2,330 2,201
Graphic Packaging International,
6.375%, 7/15/32 (6)(8) 1,960 1,986
6,827
Gaming  2.2%
Caesars Entertainment, 6.50%,
2/15/32 (6) 2,285 2,321
Caesars Entertainment, 7.00%,
2/15/30 (6) 3,185 3,267
Churchill Downs, 6.75%, 5/1/31 (6) 4,290 4,422
Light & Wonder International, 6.25%,
10/1/33 (6) 2,320 2,328
Light & Wonder International, 7.25%,
11/15/29 (6) 7,395 7,580
Light & Wonder International, 7.50%,
9/1/31 (6) 1,555 1,623
Midwest Gaming Borrower, 4.875%,
5/1/29 (6) 3,130 3,077
Ontario Gaming GTA, 8.00%,
8/1/30 (6) 1,675 1,617
Playtika Holding, 4.25%, 3/15/29 (6) 2,905 2,289
Rivers Enterprise Borrower, 6.25%,
10/15/30 (6) 1,655 1,691
Scientific Games Holdings, 6.625%,
3/1/30 (6) 1,710 1,551
Voyager Parent, 9.25%, 7/1/32 (6) 4,870 5,199
36,965
Health Care  7.5%
1261229 B.C., 10.00%, 4/15/32 (6) 9,860 10,243
Amneal Pharmaceuticals, 6.875%,
8/1/32 (6) 1,260 1,327
AthenaHealth Group, 6.50%,
2/15/30 (6) 7,740 7,277
Bausch + Lomb, 8.375%, 10/1/28 (6) 3,105 3,226
CHS, 6.125%, 4/1/30 (6)(8) 2,760 2,439
Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 9.75%, 1/15/34 (6) 1,525 1,607
CHS, 10.875%, 1/15/32 (6) 5,470 5,936
Concentra Health Services, 6.875%,
7/15/32 (6)(8) 1,690 1,767
DaVita, 6.875%, 9/1/32 (6) 5,140 5,340
IQVIA, 6.25%, 6/1/32 (6) 4,930 5,080
LifePoint Health, 5.375%, 1/15/29 (6)
(8) 3,376 3,302
LifePoint Health, 9.875%, 8/15/30 (6) 2,377 2,542
LifePoint Health, 10.00%, 6/1/32 (6) 8,984 9,411
LifePoint Health, 11.00%,
10/15/30 (6) 10,880 11,821
Medline Borrower, 5.25%, 10/1/29 (6) 4,990 4,993
Medline Borrower, 6.25%, 4/1/29 (6) 9,050 9,340
Molina Healthcare, 6.50%,
2/15/31 (6) 3,030 3,042
MPT Operating Partnership, 8.50%,
2/15/32 (6) 2,815 3,013
Opal Bidco, 6.50%, 3/31/32 (6) 6,210 6,394
Organon, 5.125%, 4/30/31 (6) 6,315 5,601
Star Parent, 9.00%, 10/1/30 (6) 1,557 1,581
Tenet Healthcare, 6.00%,
11/15/33 (6) 2,290 2,368
Tenet Healthcare, 6.125%, 10/1/28  6,570 6,587
Tenet Healthcare, 6.125%, 6/15/30  6,325 6,453
Tenet Healthcare, 6.75%, 5/15/31  2,515 2,612
Tenet Healthcare, 6.875%, 11/15/31  1,195 1,305
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,657
127,264
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32  1,605 1,570
1,570
Information Technology  5.1%
Carvana, 9.00%, 6/1/31, (14.00%
PIK until 8/15/25 then 9.00% Cash to
maturity) (2)(6) 11,088 12,154
Cloud Software Group, 8.25%,
6/30/32 (6) 4,185 4,189
Cloud Software Group, 9.00%,
9/30/29 (6) 22,050 21,488
Dye & Durham, 8.625%, 4/15/29 (6)
(8) 4,619 3,849
Entegris, 5.95%, 6/15/30 (6) 8,170 8,334
Gen Digital, 7.125%, 9/30/30 (6) 4,845 4,915
Match Group Holdings II, 3.625%,
10/1/31 (6) 3,100 2,812
Match Group Holdings II, 4.125%,
8/1/30 (6) 5,690 5,406
Match Group Holdings II, 4.625%,
6/1/28 (6) 1,885 1,863
Match Group Holdings II, 5.625%,
2/15/29 (6) 970 967
Match Group Holdings II, 6.125%,
9/15/33 (6) 3,635 3,627
McAfee, 7.375%, 2/15/30 (6)(8) 9,920 8,116

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SS&C Technologies, 6.50%,
6/1/32 (6) 2,265 2,306
Wolfspeed, 13.875%, 6/23/30,
(9.875% Cash or 4.00% PIK) (2)(6) 2,748 2,919
X.AI, 12.50%, 6/30/30 (6) 3,125 3,559
86,504
Lodging  1.1%
Hilton Domestic Operating, 4.00%,
5/1/31 (6) 3,890 3,740
Hilton Domestic Operating, 5.875%,
3/15/33 (6)(8) 2,345 2,412
Hilton Domestic Operating, 6.125%,
4/1/32 (6) 1,855 1,917
Park Intermediate Holdings, 5.875%,
10/1/28 (6) 1,850 1,850
Park Intermediate Holdings, 7.00%,
2/1/30 (6) 1,250 1,295
RHP Hotel Properties, 4.50%,
2/15/29 (6) 1,503 1,482
RHP Hotel Properties, 5.75%,
3/15/34 (6) 1,630 1,641
RHP Hotel Properties, 6.50%,
6/15/33 (6) 2,400 2,494
Wyndham Hotels & Resorts, 5.625%,
3/1/33 (6) 2,720 2,737
19,568
Manufacturing  1.5%
Arcosa, 6.875%, 8/15/32 (6) 1,245 1,306
Enpro, 6.125%, 6/1/33 (6) 2,465 2,546
Madison IAQ, 4.125%, 6/30/28 (6) 3,845 3,797
Madison IAQ, 5.875%, 6/30/29 (6) 4,405 4,395
Mueller Water Products, 4.00%,
6/15/29 (6) 4,755 4,619
Sensata Technologies, 4.00%,
4/15/29 (6) 2,771 2,713
Sensata Technologies, 5.875%,
9/1/30 (6) 3,655 3,692
Stevens Holding, 6.125%, 10/1/26 (6) 1,670 1,645
24,713
Metals & Mining  2.0%
Arsenal AIC Parent, 8.00%,
10/1/30 (6) 5,050 5,335
Arsenal AIC Parent, 11.50%,
10/1/31 (6) 3,185 3,512
ATI, 7.25%, 8/15/30  1,450 1,518
Champion Iron Canada, 7.875%,
7/15/32 (6) 1,635 1,738
Cleveland-Cliffs, 7.00%, 3/15/32 (6) 2,990 3,039
Cleveland-Cliffs, 7.375%, 5/1/33 (6) 2,745 2,817
Cleveland-Cliffs, 7.50%, 9/15/31 (6) 2,675 2,792
Constellium, 6.375%, 8/15/32 (6) 1,765 1,838
Hecla Mining, 7.25%, 2/15/28  3,997 4,000
Hudbay Minerals, 6.125%, 4/1/29 (6) 3,365 3,393
Mineral Resources, 7.00%, 4/1/31 (6) 1,550 1,632
Novelis, 4.75%, 1/30/30 (6) 1,830 1,773
33,387
Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  3.2%
Cipher Compute, 7.125%,
11/15/30 (6) 5,096 5,315
Cogent Communications Group,
7.00%, 6/15/27 (6) 2,520 2,478
Flash Compute, 7.25%, 12/31/30 (6) 4,265 4,369
Frontier Communications Holdings,
6.00%, 1/15/30 (6) 4,705 4,756
Frontier Communications Holdings,
8.75%, 5/15/30 (6) 3,260 3,360
Iliad Holding, 8.50%, 4/15/31 (6) 795 851
Level 3 Financing, 6.875%,
6/30/33 (6) 4,830 5,002
Level 3 Financing, 7.00%, 3/31/34 (6) 10,145 10,545
SV RNO Property Owner 1, 5.875%,
3/1/31 (6) 3,830 3,846
Uniti Group, 8.625%, 6/15/32 (6) 2,555 2,589
Uniti Services, 7.50%, 10/15/33 (6) 3,385 3,522
WULF Compute, 7.75%, 10/15/30 (6) 6,570 6,956
Zayo Group Holdings, 9.25%, 3/9/30,
(5.75% Cash and up to 0.5% PIK) (2)
(6) 1,184 1,150
54,739
Printing & Publishing  0.2%
Getty Images, 10.50%, 11/15/30 (6) 2,820 2,494
Getty Images, 11.25%, 2/21/30 (6)(8) 1,910 1,674
4,168
Real Estate Investment Trust
Securities  1.3%
Global Net Lease, 4.50%, 9/30/28 (6) 5,930 5,815
Service Properties Trust, 8.625%,
11/15/31 (6) 9,640 10,142
Service Properties Trust, 8.875%,
6/15/32  2,670 2,679
Service Properties Trust, Zero
Coupon, 9/30/27 (6) 3,485 3,180
21,816
Restaurants  0.4%
Yum! Brands, 5.35%, 11/1/43  1,825 1,782
Yum! Brands, 6.875%, 11/15/37  4,210 4,684
6,466
Retail  1.5%
Bath & Body Works, 6.625%,
10/1/30 (6) 2,935 3,001
Bath & Body Works, 7.50%, 6/15/29  2,060 2,097
CVS Health, VR, 7.00%, 3/10/55 (10) 9,520 10,014
Petco Health & Wellness, 8.25%,
2/1/31 (6) 2,555 2,493
PetSmart, 7.50%, 9/15/32 (6) 4,210 4,260
Victra Holdings, 8.75%, 9/15/29 (6)
(8) 3,925 4,130
25,995
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (6) 3,620 3,841
3,841

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services  3.8%
Albion Financing 1, 7.00%,
5/21/30 (6) 4,820 5,045
Allied Universal Holdco, 6.875%,
6/15/30 (6) 3,300 3,436
Allied Universal Holdco, 7.875%,
2/15/31 (6) 6,192 6,541
Avis Budget Car Rental, 8.00%,
2/15/31 (6)(8) 2,275 2,256
Avis Budget Car Rental, 8.25%,
1/15/30 (6)(8) 2,515 2,543
Axon Enterprise, 6.125%, 3/15/30 (6) 1,400 1,447
Axon Enterprise, 6.25%, 3/15/33 (6) 1,045 1,084
Fortress Intermediate 3, 7.50%,
6/1/31 (6) 2,910 2,845
Herc Holdings, 7.00%, 6/15/30 (6) 2,870 3,007
RB Global Holdings, 6.75%,
3/15/28 (6) 1,685 1,714
RB Global Holdings, 7.75%,
3/15/31 (6) 2,285 2,375
Sabre Financial Borrower, 11.125%,
6/15/29 (6) 2,525 2,432
Sabre GLBL, 10.75%, 11/15/29 (6) 353 261
Shift4 Payments, 5.50%, 5/15/33
(EUR) (6) 3,035 3,538
Shift4 Payments, 6.75%, 8/15/32 (6) 1,905 1,865
Staples, 10.75%, 9/1/29 (6) 1,860 1,713
TK Elevator U.S. Newco, 5.25%,
7/15/27 (6) 4,780 4,774
UKG, 6.875%, 2/1/31 (6) 6,900 6,696
United Rentals North America,
3.75%, 1/15/32  1,585 1,497
United Rentals North America,
3.875%, 2/15/31  3,315 3,194
United Rentals North America,
6.125%, 3/15/34 (6) 1,685 1,764
Williams Scotsman, 6.625%,
6/15/29 (6) 1,625 1,678
Williams Scotsman, 7.375%,
10/1/31 (6) 1,906 1,995
63,700
Supermarkets  0.8%
Albertsons, 5.625%, 3/31/32 (6) 1,705 1,711
Albertsons, 5.75%, 3/31/34 (6) 3,415 3,399
EG Global Finance, 12.00%,
11/30/28 (6) 4,700 5,053
Iceland Bondco, 10.875%, 12/15/27
(GBP) (6) 493 702
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 7.484%, 12/15/27 (EUR) (6) 555 662
Performance Food Group, 6.125%,
9/15/32 (6) 2,720 2,795
14,322
Transportation  0.3%
Genesee & Wyoming, 6.25%,
4/15/32 (6) 2,790 2,877
Watco, 7.125%, 8/1/32 (6) 2,980 3,134
6,011
Par/Shares $ Value
(Amounts in 000s)
‡
Utilities  6.1%
AES, VR, 6.95%, 7/15/55 (10) 1,135 1,096
AES, VR, 7.60%, 1/15/55 (10) 545 549
Alpha Generation, 6.75%,
10/15/32 (6) 2,935 3,052
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  3,815 3,943
HA Sustainable Infrastructure Capital,
VR, 7.125%, 11/15/56 (10) 1,819 1,819
HA Sustainable Infrastructure Capital,
VR, 8.00%, 6/1/56 (10) 3,398 3,584
HAT Holdings I, 8.00%, 6/15/27 (6) 3,346 3,481
NRG Energy, 6.00%, 1/15/36 (6) 3,415 3,476
NRG Energy, 6.25%, 11/1/34 (6) 1,555 1,608
NRG Energy, VR, 10.25% (6)(10)(11) 3,090 3,408
PG&E, VR, 6.85%, 9/15/56 (10) 4,415 4,410
PG&E, VR, 7.375%, 3/15/55 (10) 3,793 3,927
Talen Energy Supply, 6.25%,
2/1/34 (6) 4,255 4,329
Talen Energy Supply, 6.50%,
2/1/36 (6) 4,255 4,374
Talen Energy Supply, 8.625%,
6/1/30 (6) 11,214 11,802
TerraForm Power Operating, 5.00%,
1/31/28 (6) 4,956 4,962
Vistra, VR, 7.00% (6)(10)(11) 1,752 1,776
Vistra, VR, 8.00% (6)(10)(11) 10,300 10,482
Vistra, Series C, VR, 8.875% (6)(10)
(11) 7,960 8,774
Vistra Operations, 7.75%,
10/15/31 (6) 8,150 8,610
XPLR Infrastructure Operating
Partners, 7.25%, 1/15/29 (6)(8) 1,405 1,456
XPLR Infrastructure Operating
Partners, 7.75%, 4/15/34 (6) 6,320 6,550
XPLR Infrastructure Operating
Partners, 8.375%, 1/15/31 (6)(8) 3,410 3,608
XPLR Infrastructure Operating
Partners, 8.625%, 3/15/33 (6) 1,650 1,746
102,822
Wireless Communications  1.3%
Asurion & Asurion Co-Issuer, 8.00%,
12/31/32 (6) 7,990 8,406
Asurion & Asurion Co-Issuer,
8.375%, 2/1/34 (6) 5,084 5,054
Rogers Communications, VR, 7.00%,
4/15/55 (10) 7,990 8,359
21,819
Total Corporate Bonds (Cost
$1,533,168) 1,551,530

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (12) 12,570 8,579
Total Municipal Securities (Cost
$6,915) 8,579
PREFERRED STOCKS  0.7%
Financial  0.1%
Navacord, Class A, Acquisition Date:
1/30/26, Cost $2,269 (CAD) (3)(7)(9) 3 2,259
2,259
Financials  0.6%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (3)(7)(9) 10 9,893
9,893
Total Preferred Stocks (Cost
$12,405) 12,152
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  2.7%
Money Market Funds  2.7%
T. Rowe Price Government Reserve
Fund, 3.73% (13)(14) 45,057 45,057
Total Short-Term Investments
(Cost $45,057) 45,057
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.3%
Money Market Funds 2.3%
T. Rowe Price Treasury Reserve
Fund, 3.67% (13)(14) 39,609 39,609
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 39,609
Total Securities Lending Collateral
(Cost $39,609) 39,609
Total Investments in
Securities 102.4%
(Cost $1,716,169) $ 1,733,907
Other Assets Less Liabilities
(2.4)% (40,455)
Net Assets 100.0% $ 1,693,452
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at February 28, 2026, was $333 and was valued at $332 (0.0% of net assets).
(5) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,362,184 and represents 80.4% of net assets.
(7) Non-income producing
(8) All or a portion of this security is on loan at February 28, 2026.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $19,953 and represents 1.2% of net assets.

T. ROWE PRICE Institutional High Yield Fund

.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 128 13 10 3
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 127 12 8 4
Total Bilateral Credit Default Swaps, Protection Sold 18 7
Total Bilateral Swaps 18 7
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Whirlpool), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30 2,520 158 141 17
Total Centrally Cleared Credit Default Swaps, Protection Bought 17
Total Centrally Cleared Swaps 17
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on centrally cleared swaps $ 8
*
Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/24/26 USD 5,155 GBP 3,847 $ (30)
JPMorgan Chase 4/24/26 USD 2,272 CAD 3,073 13
Morgan Stanley 5/22/26 USD 10,500 EUR 8,827 27
RBC Dominion Securities 4/24/26 USD 1,446 CAD 1,990 (17)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (7)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.73% $ — $ — $ 873 ++
T. Rowe Price Treasury Reserve Fund, 3.67% — — — ++
Totals $ — # $ — $ 873 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government Reserve Fund, 3.73% $ 109,839 ¤ ¤ $ 45,057
T. Rowe Price Treasury Reserve Fund, 3.67% — ¤ ¤ 39,609
Total $ 84,666 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $873 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,666.

T. Rowe Price Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. Rowe Price Institutional High Yield Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at February 28, 2026, totaled $(433,000) for the period ended February 28, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,021 $ — $ 12,021
Bank Loans — 45,048 14,074 59,122
Common Stocks 2,709 — — 2,709
Convertible Preferred Stocks 7,707 — 4,000 11,707
Corporate Bonds — 1,547,729 3,801 1,551,530
Preferred Stocks — — 12,152 12,152
Short-Term Investments 45,057 — — 45,057
Securities Lending Collateral 39,609 — — 39,609
Total Securities 95,082 1,604,798 34,027 1,733,907
Swaps* — 42 — 42
Forward Currency Exchange Contracts — 40 — 40
Total $ 95,082 $ 1,604,880 $ 34,027 $ 1,733,989
Liabilities
Forward Currency Exchange Contracts $ — $ 47 $ — $ 47
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment in Securities
Bank Loans $ 2,313 $ (404) $ 14,069 $ (49) $ (1,855) $ 14,074
Convertible Preferred Stocks 4,000 — — — — 4,000
Corporate Bonds — — 3,801 — — 3,801
Preferred Stocks 10,310 (428) 2,270 — — 12,152
Total $ 16,623 $ (832) $ 20,140 $ (49) $ (1,855) $ 34,027

T. Rowe Price Institutional High Yield Fund

invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E137-054Q3 02/26